Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Running Oak Efficient Growth ETF NAV
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Running Oak Efficient Growth ETF NAV
Average Annual Return, Percent	24.22%	24.23%
Running Oak Efficient Growth ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Running Oak Efficient Growth ETF Market
Average Annual Return, Percent	24.22%	24.28%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	27.14%	27.40%
S&P 500 Equal Weight Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Average Annual Return, Percent	19.43%	19.02%